Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	Jul. 20, 2019 EUR (€)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)
FMC US Finance III, Inc.
Long-term debt
Face amount	€ 500,000
Maturity of borrowings (in years)	P10Y
Interest rate on borrowings (as a percent)	3.75%
Bonds issued price percentage (in percent)	98.461%
Fresenius Medical Care Finance VIII S.A
Long-term debt
Face amount			€ 250,000
Fresenius Medical Care Us Finance ii Inc
Long-term debt
Face amount | $		$ 800,000